FAIR VALUE MEASUREMENTS, Quantitative Information About Level 3 (Details) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Discounted Cash Flows [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans	$ 1,700	$ 1,900
Nonrecurring [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans	1,487	1,621
Foreclosed assets	942	324
Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans	1,487	1,621
Foreclosed assets	$ 942	$ 324
Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Appraisals [Member] | Appraisal Adjustments [Member] | Minimum [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Foreclosed assets, unobservable input	0.0800
Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Appraisals [Member] | Appraisal Adjustments [Member] | Maximum [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Foreclosed assets, unobservable input	0.1500
Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Appraisals [Member] | Appraisal Adjustments [Member] | Weighted Average [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Foreclosed assets, unobservable input	0.0968	0.1500
Impaired Loans #1 [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans	$ 122	$ 101
Impaired Loans #1 [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Appraisals [Member] | Appraisal Adjustments [Member] | Minimum [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans, unobservable input		0.2000
Impaired Loans #1 [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Appraisals [Member] | Appraisal Adjustments [Member] | Maximum [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans, unobservable input		0.2500
Impaired Loans #1 [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Appraisals [Member] | Appraisal Adjustments [Member] | Weighted Average [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans, unobservable input	0.1500	0.2333
Impaired Loans #2 [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans	$ 1,365	$ 1,520
Impaired Loans #2 [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Minimum [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans, unobservable input	0.0475	0.0475
Impaired Loans #2 [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Maximum [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans, unobservable input	0.0850	0.0850
Impaired Loans #2 [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Weighted Average [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans, unobservable input	0.0705	0.0706